Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income	$ 94,636	$ 5,222
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 7)	(855)	53,106
Equity income	(13,811)	(6,091)
Depreciation and amortization	107,468	96,962
Write-down and (gain) on sale of vessel (note 13)	14,353
Deferred income tax expense (recovery) (note 8)	571	(223)
Amortization of in-process revenue contracts	(6,320)	(6,320)
Foreign currency exchange (gain) loss and other	(39,269)	371
Change in non-cash working capital items related to operating activities	15,192	(96,617)
Expenditures for dry docking	(5,145)	(9,468)
Net operating cash flow	166,820	36,942
FINANCING ACTIVITIES
Proceeds from long-term debt (note 5)	410,374	720,443
Scheduled repayments of long-term debt (note 5)	(150,949)	(241,223)
Prepayments of long-term debt (note 5)	(13,606)	(302,413)
Debt issuance costs	(4,554)	(10,094)
Decrease in restricted cash (note 7)	15,140
Proceeds from issuance of common units		7,784
Proceeds from issuance of preferred units	125,000
Expenses relating to equity offerings	(4,187)	(153)
Cash distributions paid by the Partnership	(115,460)	(107,197)
Settlement of contingent consideration liability (note 3)	(3,303)
Cash distributions paid by subsidiaries to non-controlling interests	(5,720)	(5,718)
Equity contribution from joint venture partners	5,500	22,017
Indemnification on Voyageur Spirit FPSO from Teekay Corporation (note 6f)		3,474
Other	579	397
Net financing cash flow	258,814	87,317
INVESTING ACTIVITIES
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	(404,033)	(92,084)
Increase in restricted cash (note 9c)	(42,080)
Proceeds from sale of vessel and equipment (note 13)	8,918
Repayment from joint ventures (note 14)	5,225
Direct financing lease payments received	2,358	2,582
Investment in equity accounted joint ventures (note 14)	(5,396)
Net investing cash flow	(435,008)	(91,824)
(Decrease) Increase in cash and cash equivalents	(9,374)	32,435
Cash and cash equivalents, beginning of the period	252,138	219,126
Cash and cash equivalents, end of the period	$ 242,764	251,561
ALP Maritime Services B.V. [Member]
INVESTING ACTIVITIES
Acquisition of subsidiary, Net of cash acquired		$ (2,322)